Annual Total Returns[BarChart] - Transamerica Pinebridge Inflation Opportunities VP - Initial	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.12%	(12.01%)	3.58%	(2.68%)	4.12%	3.42%	(1.29%)	8.39%	9.01%